, NY 10022-2585 tel fax
575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax www.kattenlaw.com

Peter J. Shea peter.shea@kattenlaw.com (212) 940-6447 direct (212) 894-5724 fax

April 23, 2014

VIA EDGAR

United States Securities and Exchange Commission

Washington,  D.C.  20549

Registration Statement on Form S-1
ETFS White Metals Basket Trust

Registration No.:  333-

Dear Ladies and Gentlemen:

On behalf of ETF Securities USA LLC, our client and the sponsor of ETFS White Metals Basket Trust (the “Trust”), we are filing with this correspondence a  registration statement on Form S-1 (the “Registration Statement”) concerning the registration of 4,300,000 ETFS Physical WM Basket Shares (the “Shares”) under the Securities Act of 1933, as amended (the “Securities Act”).

In accordance with Rule 457(p) under the Securities Act, the full amount of the fee due in connection with this Registration Statement is being offset by $21,534 (the “Carry-Forward Amount”) of the $25,598 registration fee (the “Prior Fee”) paid by the Trust in connection with its Registration Statement on Form S-1 (File No. 333-167166) (the “Prior Registration Statement”) initially filed with the Securities and Exchange Commission on May 27, 2010.  The Carry-Forward Amount represents a portion of the Prior Fee attributable to the shares (8,450,000 shares, or 84.5%) registered under the Prior Registration that remained unsold as of the expiration of the Prior Registration Statement.

United States Securities and Exchange Commission

April 23, 2014

Please do not hesitate to contact me at (212) 940-6447  or  Jonathan Weiner at (212) 940-6349 if you have any questions or comments with respect to the Registration Statement.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

cc (w/enclosures):Mr. Graham Tuckwell

Mr. Christopher Foulds

Mr. Gregory Xethalis

Mr. Jonathan D. Weiner